Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 7 — OTHER CURRENT LIABILITIES

	As of December 31,
	2022	2021
Employees and payroll accruals	$298	$341
Accrued expenses (*)	85	126
Government authorities	42	33
	$425	$500

(*)      Including accrued interest relating to straight loan amounted to $11 as of December 31, 2022. See also Note 13.